COMMITMENTS AND CONTINGENCIES - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Finance Leases
Remainder of 2022	$ 424
2023	621
2024	640
2025	656
2026	673
Thereafter	11,858
Total undiscounted financing obligation	14,872
Less: Imputed interest	(7,550)
Present value of total financing obligation	$ 7,322